Note 22 - Related Party Transactions (Details) - Related Party Transactions - NTT [Member] - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Related Party Transaction [Line Items]
Accounts receivable	¥ 463,613	¥ 446,857
Accounts payable	2,535,234	1,822,997
Revenues	2,898,040	2,370,954	¥ 880,079
Costs	¥ 16,706,036	¥ 15,579,173	¥ 14,966,177